ORGANIZATION AND PRINCIPAL BUSINESS ACTIVITY (Details) (USD $)	1 Months Ended
	Sep. 25, 2012	Jun. 25, 2012	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization and Basis of Presentation [Abstract]
Acquired membership interest rate	100.00%	100.00%
Shares issued for acquired membership	20,000,000	20,000,000
Shares authorized, minimum				1,000
Shares authorized maximum				110,000,000
Par value of shares authorized				$ 0.0001
Common stock, authorized			100,000,000	100,000,000	100,000,000
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized			10,000,000	10,000,000	10,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001